Cover	Sep. 16, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 16, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	000-53183
Entity Registrant Name	KALLO, INC.
Entity Central Index Key	0001389034
Entity Tax Identification Number	98-0542529
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	255 Duncan Mill Road,
Entity Address, Address Line Two	Suite 504,
Entity Address, City or Town	Toronto
Entity Address, Country	CA
Entity Address, Postal Zip Code	M3B 3H9
City Area Code	(416)
Local Phone Number	246-9997
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	kalo
Entity Emerging Growth Company	false